Not FDIC Insured May Lose Value No Bank Guarantee
357-Q3PH

Statement of Investments
(unaudited)
Franklin Strategic Mortgage Portfolio 2
Notes to Statement of Investments 8

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited), June 30, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Equity Real Estate Investment Trusts (REITs) 0.2%
American Homes 4 Rent LP , Senior Note , 4.25% , 2/15/28 .....................
$ 100,000 $ 112,481
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... 237 333
b,c
Ambac LSNI LLC , Senior Note , 144A, FRN , 6% , ( 3-month USD LIBOR + 5% ), 2/12/23 861 862
1,195
Total Corporate Bonds (Cost $100,702) ........................................
113,676
U.S. Government and Agency Securities 0.8%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... 225,000 319,465
4.25%, 11/15/40 ................................................... 131,000 180,749
Total U.S. Government and Agency Securities (Cost $465,422) ....................
500,214
Asset-Backed Securities 4.5%
Diversified Financial Services 4.2%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
142,663 151,500
b
CF Hippolyta LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ..................................... 114,525 116,483
2021-1A, A1, 144A, 1.53%, 3/15/61 .................................... 100,000 100,778
d
CWABS, Inc. , 2004-1 , M1 , FRN , 0.842% , ( 1-month USD LIBOR + 0.75% ), 3/25/34 ..
18,666 18,634
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
149,669 149,586
b,d
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 1.182% , ( 1-month USD LIBOR +
1.1% ), 1/17/38 .................................................... 176,256 177,063
b,e
Mill City Mortgage Loan Trust ,
2016-1, A1, 144A, FRN, 2.5%, 4/25/57 .................................. 21,413 21,536
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 99,703 101,962
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 74,802 76,816
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................................. 141,465 147,730
b
Progress Residential Trust , 2018-SFR2 , A , 144A, 3.712% , 8/17/35 ..............
200,000 200,336
b
Towd Point Mortgage Trust ,
e
2016-1, A1, 144A, FRN, 3.5%, 2/25/55 .................................. 17,003 17,072
e
2016-3, A1, 144A, FRN, 2.25%, 4/25/56 ................................. 38,254 38,432
e
2016-4, A1, 144A, FRN, 2.25%, 7/25/56 ................................. 69,619 70,175
e
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 165,676 168,460
e
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 118,788 120,665
d
2017-5, A1, 144A, FRN, 0.691%, (1-month USD LIBOR + 0.6%), 2/25/57 ........ 35,452 35,471
e
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................................. 31,444 31,922
e
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 165,222 170,213
e
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 44,503 45,735
e
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 101,903 105,706
e
2019-1, A1, 144A, FRN, 3.722%, 3/25/58 ................................ 181,980 192,262
e
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 78,755 81,524
e
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 173,466
2,513,527
a a a a a
Thrifts & Mortgage Finance 0.3%
e
Conseco Finance Corp. ,
1998-4, A7, FRN, 6.87%, 4/01/30 ...................................... 8,896 8,995
1998-6, A8, FRN, 6.66%, 6/01/30 ...................................... 418 419

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
e
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
$ 166,759 $ 175,181
184,595
a a a a a
Total Asset-Backed Securities (Cost $2,646,646) ................................
2,698,122
Commercial Mortgage-Backed Securities 1.6%
Diversified Financial Services 1.5%
b,f
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
1,598,000 24
b,d
BX Commercial Mortgage Trust ,
2020-FOX, A, 144A, FRN, 1.073%, (1-month USD LIBOR + 1%), 11/15/32 ....... 162,098 162,848
2018-IND, A, 144A, FRN, 0.823%, (1-month USD LIBOR + 0.75%), 11/15/35 ..... 41,038 41,098
2019-XL, A, 144A, FRN, 0.993%, (1-month USD LIBOR + 0.92%), 10/15/36 ...... 153,895 154,272
2020-BXLP, A, 144A, FRN, 0.873%, (1-month USD LIBOR + 0.8%), 12/15/36 ..... 194,098 194,573
b,d
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 0.973% , ( 1-month USD LIBOR + 0.9% ),
11/15/37 ........................................................ 324,387 326,551
e
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 ..............
39,434 35,500
914,866
a a a a a
Thrifts & Mortgage Finance 0.1%
d
FNMA , 2007-1 , NF , FRN , 0.341% , ( 1-month USD LIBOR + 0.25% ), 2/25/37 ........
49,379 49,473
Total Commercial Mortgage-Backed Securities (Cost $1,008,933) .................
964,339
Mortgage-Backed Securities 77.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 14.2%
FHLMC Gold Pools, 30 Year, 4.5%, 4/01/40 ................................ 286,019 319,391
FHLMC Gold Pools, 30 Year, 4.5%, 1/01/49 ................................ 510,687 564,527
FHLMC Gold Pools, 30 Year, 5%, 10/01/33 - 2/01/39 ......................... 172,646 196,912
FHLMC Gold Pools, 30 Year, 5.5%, 9/01/33 ................................ 19,047 21,806
FHLMC Gold Pools, 30 Year, 6%, 7/01/28 - 11/01/36 ......................... 57,728 67,045
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 27,731 31,098
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 3/01/32 ........................ 53,837 56,629
FHLMC Gold Pools, 30 Year, 8%, 7/01/24 - 5/01/30 .......................... 76,348 80,092
FHLMC Gold Pools, 30 Year, 9%, 9/01/30 ................................. 6,028 6,055
FHLMC Pool, 30 Year, 2.5%, 10/01/50 .................................... 1,993,822 2,067,756
FHLMC Pool, 30 Year, 3%, 2/01/50 ...................................... 426,142 451,762
FHLMC Pool, 30 Year, 3%, 5/01/50 ...................................... 1,124,956 1,193,514
FHLMC Pool, 30 Year, 3%, 8/01/50 ...................................... 843,356 898,559
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 1,436,654 1,539,370
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 121,355 131,959
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 782,098 866,305
8,492,780
g
Federal National Mortgage Association (FNMA) Adjustable Rate 0.9%
FNMA, 1.365% - 4.75%, (6-month USD LIBOR +/- MBS Margin), 3/01/22 - 7/01/38 .. 533,766 536,913
FNMA, 2.31%, (6-month H15BDI +/- MBS Margin), 7/01/25 .................... 2,021 2,025
538,938
Federal National Mortgage Association (FNMA) Fixed Rate 55.8%
FNMA, 3.5%, 7/01/56 ................................................ 708,212 770,632
FNMA, 15 Year, 2.5%, 3/01/29 ......................................... 384,549 403,344
FNMA, 30 Year, 2.5%, 9/01/50 ......................................... 2,107,931 2,204,742
FNMA, 30 Year, 2.5%, 9/01/50 ......................................... 2,101,811 2,197,409
FNMA, 30 Year, 2.5%, 10/01/50 ......................................... 849,695 880,776
FNMA, 30 Year, 3%, 11/01/48 .......................................... 2,094,945 2,209,267

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 3%, 9/01/49 ........................................... $ 365,114 $ 385,254
FNMA, 30 Year, 3%, 9/01/49 ........................................... 373,860 395,660
FNMA, 30 Year, 3%, 3/01/50 ........................................... 499,351 525,261
FNMA, 30 Year, 3%, 7/01/50 ........................................... 509,360 532,087
FNMA, 30 Year, 3%, 7/01/50 ........................................... 1,177,036 1,254,208
FNMA, 30 Year, 3%, 8/01/50 ........................................... 673,780 713,232
FNMA, 30 Year, 3%, 9/01/50 ........................................... 685,026 726,050
FNMA, 30 Year, 3%, 9/01/50 ........................................... 675,484 718,461
FNMA, 30 Year, 3.5%, 11/01/46 ......................................... 504,591 545,941
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 1,608,885 1,721,736
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 509,296 545,076
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 1,462,879 1,561,516
FNMA, 30 Year, 3.5%, 1/01/50 ......................................... 378,019 408,296
FNMA, 30 Year, 3.5%, 2/01/50 ......................................... 329,042 351,891
FNMA, 30 Year, 3.5%, 4/01/50 ......................................... 497,303 537,983
FNMA, 30 Year, 3.5%, 11/01/50 ......................................... 325,281 347,430
FNMA, 30 Year, 4%, 11/01/45 .......................................... 2,700,343 2,926,953
FNMA, 30 Year, 4%, 9/01/49 ........................................... 917,922 996,921
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 730,218 801,942
FNMA, 30 Year, 5%, 4/01/34 ........................................... 70,026 77,433
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 567,747 643,374
FNMA, 30 Year, 6%, 10/01/34 .......................................... 263,720 312,937
FNMA, 30 Year, 6%, 12/01/23 - 8/01/35 ................................... 354,559 405,310
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 267,594 301,805
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 12,318 14,379
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... 19,589 22,545
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 562 606
FNMA, 30 Year, 9.5%, 11/01/29 - 4/01/30 ................................. 22,222 22,636
h
FNMA, Single-family, 15 Year, 2%, 7/25/36 ................................ 4,656,000 4,802,682
h
FNMA, Single-family, 30 Year, 2%, 7/25/51 ................................ 2,207,000 2,228,553
33,494,328
Government National Mortgage Association (GNMA) Fixed Rate 6.4%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 1,752 2,047
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 5,709 6,153
GNMA I, Single-family, 30 Year, 6.5%, 1/15/24 - 9/15/32 ...................... 58,986 65,771
GNMA I, Single-family, 30 Year, 7%, 6/15/23 - 2/15/32 ........................ 12,961 13,334
GNMA I, Single-family, 30 Year, 7.5%, 10/15/23 - 10/15/29 ..................... 17,151 17,927
GNMA I, Single-family, 30 Year, 8%, 1/15/22 - 9/15/27 ........................ 2,902 2,967
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 .............................. 45 45
h
GNMA II, Single-family, 30 Year, 2%, 7/15/51 ............................... 1,098,000 1,118,330
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............................. 945,143 980,694
h
GNMA II, Single-family, 30 Year, 2.5%, 7/15/51 ............................. 1,441,000 1,491,322
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 87,067 101,032
GNMA II, Single-family, 30 Year, 7.5%, 11/20/22 - 7/20/32 ..................... 48,083 55,894
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 41 45
GNMA II, Single-family, 30 Year, 9%, 9/20/24 - 3/20/25 ....................... 213 217
3,855,778
Total Mortgage-Backed Securities (Cost $45,963,241) ............................
46,381,824
Residential Mortgage-Backed Securities 12.6%
Capital Markets 0.1%
d
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.831% , ( 1-month USD
LIBOR + 0.74% ), 3/25/28 ............................................ 52,246 52,405

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services 5.4%
d
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 2.179% , ( 6-month USD
LIBOR + 2% ), 6/25/45 .............................................. $ 47,240 $ 48,538
b
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 54,890 56,339
e
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 86,164 89,990
b
CIM Trust ,
e
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ 42,248 42,900
d
2019-INV2, A11, 144A, FRN, 1.042%, (1-month USD LIBOR + 0.95%), 5/25/49 ... 118,483 118,665
e
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 74,645 75,891
e
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 43,558 44,286
b,e
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
7,277 7,305
b,d
Connecticut Avenue Securities Trust ,
2019-R02, 1M2, 144A, FRN, 2.392%, (1-month USD LIBOR + 2.3%), 8/25/31 .... 156,762 157,956
2019-R03, 1M2, 144A, FRN, 2.242%, (1-month USD LIBOR + 2.15%), 9/25/31 ... 136,977 138,054
b,e
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
51,693 52,911
b,d
FHLMC STACR REMIC Trust ,
2020-DNA1, M2, 144A, FRN, 1.792%, (1-month USD LIBOR + 1.7%), 1/25/50 .... 180,331 181,363
2020-HQA3, M2, 144A, FRN, 3.692%, (1-month USD LIBOR + 3.6%), 7/25/50 .... 264,963 268,443
b,d
FHLMC STACR Trust , 2019-DNA4 , M2 , 144A, FRN , 2.041% , ( 1-month USD LIBOR +
1.95% ), 10/25/49 .................................................. 343,118 345,220
b,e
Flagstar Mortgage Trust ,
i
2021-4, A5, 144A, FRN, 2.5%, 6/01/51 .................................. 200,000 205,063
2021-2, A6, 144A, FRN, 2.5%, 4/25/51 .................................. 229,594 235,886
b,e,i
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5% , 11/25/51 ...
250,000 256,055
b,e
J.P. Morgan Mortgage Trust ,
2013-3, A3, 144A, FRN, 3.389%, 7/25/43 ................................ 92,833 95,459
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 331,463 339,986
b
OBX Trust ,
d
2018-1, A2, 144A, FRN, 0.741%, (1-month USD LIBOR + 0.65%), 6/25/57 ....... 51,068 51,171
e
2021-J1, A4, 144A, FRN, 2.5%, 5/25/51 ................................. 206,493 212,085
b,e
Provident Funding Mortgage Trust ,
2019-1, A3, 144A, FRN, 3%, 12/25/49 .................................. 4,450 4,458
2020-1, A3, 144A, FRN, 3%, 2/25/50 ................................... 12,944 12,983
b,e
Sequoia Mortgage Trust , 2021-1 , A1 , 144A, FRN , 2.5% , 3/25/51 ................
196,605 199,856
b,e
Wells Fargo Mortgage Backed Securities Trust , 2018-1 , A3 , 144A, FRN , 3.5% , 7/25/47
1,881 1,882
3,242,745
a a a a a
Thrifts & Mortgage Finance 7.1%
d
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.341%, (1-month USD LIBOR + 4.25%), 11/25/23 ........ 123,683 127,161
2017-DNA1, M2, FRN, 3.341%, (1-month USD LIBOR + 3.25%), 7/25/29 ........ 235,454 244,169
2017-HQA1, M2, FRN, 3.642%, (1-month USD LIBOR + 3.55%), 8/25/29 ........ 209,114 216,574
2017-DNA2, M2, FRN, 3.542%, (1-month USD LIBOR + 3.45%), 10/25/29 ....... 250,000 261,466
2017-DNA3, M2, FRN, 2.591%, (1-month USD LIBOR + 2.5%), 3/25/30 ......... 250,000 255,849
2017-HQA3, M2, FRN, 2.441%, (1-month USD LIBOR + 2.35%), 4/25/30 ........ 179,311 183,537
2014-DN2, M3, FRN, 3.692%, (1-month USD LIBOR + 3.6%), 4/25/24 .......... 194,370 197,477
2014-DN3, M3, FRN, 4.092%, (1-month USD LIBOR + 4%), 8/25/24 ........... 69,720 71,186
2014-HQ1, M3, FRN, 4.192%, (1-month USD LIBOR + 4.1%), 8/25/24 .......... 44,264 44,791
2014-DN4, M3, FRN, 4.642%, (1-month USD LIBOR + 4.55%), 10/25/24 ........ 121,599 123,890
2014-HQ3, M3, FRN, 4.841%, (1-month USD LIBOR + 4.75%), 10/25/24 ........ 28,383 28,617
2015-HQ2, M3, FRN, 3.341%, (1-month USD LIBOR + 3.25%), 5/25/25 ......... 146,169 148,439
2016-DNA2, M3, FRN, 4.741%, (1-month USD LIBOR + 4.65%), 10/25/28 ....... 170,708 178,488
2016-HQA2, M3, FRN, 5.241%, (1-month USD LIBOR + 5.15%), 11/25/28 ....... 210,754 220,996
2016-DNA4, M3, FRN, 3.891%, (1-month USD LIBOR + 3.8%), 3/25/29 ......... 234,161 242,747

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
d
FNMA Connecticut Avenue Securities ,
2014-C04, 1M2, FRN, 4.992%, (1-month USD LIBOR + 4.9%), 11/25/24 ......... $ 119,540 $ 123,748
2015-C01, 1M2, FRN, 4.391%, (1-month USD LIBOR + 4.3%), 2/25/25 ......... 154,213 158,014
2016-C04, 1M2, FRN, 4.341%, (1-month USD LIBOR + 4.25%), 1/25/29 ........ 202,761 211,841
2017-C05, 1M2, FRN, 2.292%, (1-month USD LIBOR + 2.2%), 1/25/30 ......... 178,690 181,726
2017-C06, 1M2, FRN, 2.742%, (1-month USD LIBOR + 2.65%), 2/25/30 ........ 182,627 185,733
2014-C02, 2M2, FRN, 2.692%, (1-month USD LIBOR + 2.6%), 5/25/24 ......... 132,325 133,752
2014-C03, 2M2, FRN, 2.991%, (1-month USD LIBOR + 2.9%), 7/25/24 ......... 61,321 61,989
2015-C01, 2M2, FRN, 4.642%, (1-month USD LIBOR + 4.55%), 2/25/25 ........ 8,750 8,803
2016-C05, 2M2, FRN, 4.542%, (1-month USD LIBOR + 4.45%), 1/25/29 ........ 96,504 101,136
2017-C02, 2M2, FRN, 3.742%, (1-month USD LIBOR + 3.65%), 9/25/29 ........ 184,212 191,057
2013-C01, M2, FRN, 5.342%, (1-month USD LIBOR + 5.25%), 10/25/23 ........ 125,683 131,573
2014-C01, M2, FRN, 4.492%, (1-month USD LIBOR + 4.4%), 1/25/24 .......... 125,490 129,858
b
Virginia Housing Development Authority , 2020-A , A , 144A, 2.85% , 12/25/49 ........
74,014 75,819
4,240,436
a a a a a
Total Residential Mortgage-Backed Securities (Cost $7,592,417) ..................
7,535,586
Total Long Term Investments (Cost $57,777,361) ................................
58,193,761
a
a a a a
Short Term Investments 18.9%
U.S. Government and Agency Securities 9.1%
j
U.S. Treasury Bills ,
7/01/21 ......................................................... 4,250,000 4,250,000
7/22/21 ......................................................... 1,200,000 1,199,970
5,449,970
Total U.S. Government and Agency Securities (Cost $5,449,998) ..................
5,449,970
Shares
a
Money Market Funds 5.0%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 2,999,388 2,999,388
Total Money Market Funds (Cost $2,999,388) ...................................
2,999,388
Principal
Amount
Repurchase Agreements 4.8%
m
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value $2,873,246)
BNP Paribas Securities Corp. (Maturity Value $2,096,723)
Deutsche Bank Securities, Inc. (Maturity Value $319,045)
HSBC Securities (USA), Inc. (Maturity Value $457,478)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 6/20/47 - 3/20/51;
U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 1.88%,
4/30/22 (valued at $2,932,749) ........................................ 2,873,244 2,873,244
Total Repurchase Agreements (Cost $2,873,244) ................................
2,873,244
Total Short Term Investments (Cost $11,322,630 ) ................................
11,322,602
a
Total Investments (Cost $69,099,991) 115.9% ...................................
$69,516,363
Other Assets, less Liabilities (15.9)% ..........................................
(9,525,271)
Net Assets 100.0% ...........................................................
$59,991,092

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

TO
At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.
See A bbreviations on page 12.
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $6,645,480, representing 11.1% of net assets.
c
The coupon rate shown represents the rate at period end.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
h
Security purchased on a to-be-announced (TBA) basis.
i
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 6 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2021, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 13 $ 1,722,500 9/21/21 $ (5,203)
U.S. Treasury 10 Year Ultra Note s ................ Long 10 1,472,031 9/21/21 19,830
U.S. Treasury 2 Year Notes ..................... Long 1 220,320 9/30/21 (376)
U.S. Treasury 5 Year Notes ..................... Long 32 3,949,750 9/30/21 (14,314)
U.S. Treasury Long Bonds ..................... Long 9 1,446,750 9/21/21 24,300
U.S. Treasury Ultra Bonds ...................... Short 1 192,688 9/21/21 (6,970)
Total Futures Contracts ...................................................................... $17,267
*
As of period end.

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
4. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity)
securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the
Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $2,589,379 $14,104,653 $(13,694,644) $— $— $2,999,388 2,999,388 $74
Total Affiliated Securities .... $2,589,379 $14,104,653 $(13,694,644) $— $— $2,999,388 $74
3. Derivative Financial Instruments
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
For detailed categories, see the accompanying Statement of Investments.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 113,676 $ — $ 113,676
U.S. Government and Agency Securities ....... — 500,214 — 500,214
Asset-Backed Securities .................. — 2,698,122 — 2,698,122
Commercial Mortgage-Backed Securities ...... — 964,339 — 964,339
Mortgage-Backed Securities ................ — 46,381,824 — 46,381,824
Residential Mortgage-Backed Securities :
Capital Markets ........................ — 52,405 — 52,405
Diversified Financial Services ............. — 2,781,627 461,118 3,242,745
Thrifts & Mortgage Finance ............... — 4,240,436 — 4,240,436
Short Term Investments ................... 8,449,358 2,873,244 — 11,322,602
Total Investments in Securities ........... $8,449,358 $60,605,887 $461,118 $69,516,363
Other Financial Instruments:
Futures contracts ........................ $ 44,130 $ — $ — $ 44,130
Total Other Financial Instruments ......... $44,130 $— $— $44,130
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 26,863 $ — $ — $ 26,863
$— $— $— $—
7. Fair Value Measurements
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.